Deconsolidation	12 Months Ended
Dec. 31, 2019
Deconsolidation Disclosure [Abstract]
DECONSOLIDATION
9.	DECONSOLIDATION

In the first quarter of 2017, the Company fully disposed Shanghai Stockstar Asset Management Co., Ltd. ("Stockstar Asset Management") which was previously owned 100% equity interests by the Company. Pursuant to the arrangement, the total cash consideration was $1,451,723 and all the consideration was received in 2017. The Company recorded a gain on the interest sold and the retained noncontrolling investment of $1,080 in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2017.

Furthermore, the Company deregistered four affiliates, which were all previously owned 59.83% equity interest by the Company. The Company recorded a loss on the interest sold and the retained noncontrolling investment of $738,397 in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2017.

In the second quarter of 2017, the Company fully disposed Zhengjin (Qingdao) Wisdom Trading Co., Ltd. ("CFO Zhengjin Qingdao") which was previously owned 59.83% equity interests by the Company. Pursuant to the arrangement, the total cash consideration was $159,907 and all the consideration was received in 2017. The Company recorded a loss on the interest sold and the retained noncontrolling investment of $1,259,044 in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2017.

In 2018, the Company deregistered seven affiliates, of which five were previously owned 59.83% equity interest by the Company and two were fully owned by the Company. The Company recorded a loss on the interest sold and the retained noncontrolling investment of $1,186,852 in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018.

In 2019, the Company deregistered two affiliates, of which one was previously owned 59.83% equity interest by the Company and one was fully owned by the Company. The Company recorded a loss on the interest sold and the retained noncontrolling investment of $299,645 in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2019.

The gain on the interest sold and the retained noncontrolling investment was calculated as the difference between the aggregate of (i) the fair value of the consideration transferred, (ii) the fair value of any retained noncontrolling investment in the former affiliated company on the date the affiliated company was deconsolidated, if any, (iii) the carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income or loss attributable to the noncontrolling interests) on the date the subsidiary is deconsolidated, and (iv) the carrying amount of any noncontrolling interest in the former affiliated company on the date the affiliated company was deconsolidated, if applicable; and the carrying amount of the former affiliated company’s net assets.

None of the disposals described above was presented as discontinued operation, because none of the disposals meets the criteria of discontinued operation. To meet the criteria of discontinued operation, the disposal group must be qualified as a component of an entity. A component of an entity may be a reportable segment or an operating segment, a reporting unit, a subsidiary, or an asset group. The entities disposed by the company don’t constitute any reportable segment or operating segments, so none of the disposals presented as discontinued operations.